Expense Example - Natixis Sustainable Future 2015 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	3,027
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,353
Expense Example, with Redemption, 10 Years	$ 3,120